Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Inventories [Abstract]
Disclosure Of Inventory Balances [Text Block]
The inventories balances are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Finished products	74,897,803	76,326,444
In process products	2,861,150	1,936,190
Raw material	114,911,632	113,232,691
In transit raw material	5,236,825	4,460,822
Materials and products	5,618,614	5,692,745
Realizable net value estimate and obsolescence	(1,538,133)	(2,337,354)
Total	201,987,891	199,311,538

Changes In Current Estimate At Net Realisable Value [Text Block]
The movement of net realizable value and obsolescence estimate is detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Initial balance	(2,337,354)	(1,825,381)
Inventories write-down estimation	(2,268,199)	(2,551,828)
Inventories recognised as an expense	2,981,075	2,012,748
Business combination effect	86,345	27,107
Total	(1,538,133)	(2,337,354)